Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LORD ABBETT AFFILIATED FUND INC
Entity Central Index Key	0000002691
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000018428
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class A
Trading Symbol	LAFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 11.30%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Walmart Inc.

Top detractors from performance: Security selection within the Industrials sector detracted from relative performance, led by an overweight allocation to Cintas Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to UnitedHealth Group Incorporated.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
10/31/2015	$9,424	$10,000	$10,000	$10,000
11/30/2015	$9,377	$10,038	$9,977	$10,030
12/31/2015	$9,195	$9,822	$9,773	$9,872
1/31/2016	$8,752	$9,315	$9,390	$9,382
2/29/2016	$8,811	$9,312	$9,435	$9,369
3/31/2016	$9,427	$9,983	$10,047	$10,005
4/30/2016	$9,525	$10,193	$10,148	$10,043
5/31/2016	$9,657	$10,351	$10,271	$10,224
6/30/2016	$9,724	$10,441	$10,393	$10,250
7/31/2016	$10,054	$10,744	$10,695	$10,628
8/31/2016	$10,087	$10,827	$10,687	$10,643
9/30/2016	$10,084	$10,804	$10,656	$10,645
10/31/2016	$9,971	$10,637	$10,458	$10,451
11/30/2016	$10,582	$11,245	$10,891	$10,838
12/31/2016	$10,789	$11,526	$11,129	$11,052
1/31/2017	$10,818	$11,608	$11,237	$11,262
2/28/2017	$11,311	$12,025	$11,595	$11,709
3/31/2017	$11,238	$11,902	$11,559	$11,723
4/30/2017	$11,281	$11,880	$11,661	$11,843
5/31/2017	$11,345	$11,868	$11,713	$12,010
6/30/2017	$11,463	$12,062	$11,823	$12,085
7/31/2017	$11,577	$12,223	$11,981	$12,333
8/31/2017	$11,434	$12,080	$11,899	$12,371
9/30/2017	$11,812	$12,438	$12,241	$12,626
10/31/2017	$11,920	$12,528	$12,379	$12,921
11/30/2017	$12,328	$12,912	$12,743	$13,317
12/31/2017	$12,528	$13,100	$12,904	$13,465
1/31/2018	$13,043	$13,607	$13,393	$14,236
2/28/2018	$12,465	$12,957	$12,786	$13,711
3/31/2018	$12,229	$12,729	$12,578	$13,363
4/30/2018	$12,245	$12,771	$12,634	$13,414
5/31/2018	$12,317	$12,847	$12,789	$13,737
6/30/2018	$12,290	$12,879	$12,831	$13,822
7/31/2018	$12,827	$13,389	$13,291	$14,336
8/31/2018	$13,067	$13,587	$13,502	$14,803
9/30/2018	$13,093	$13,614	$13,511	$14,887
10/31/2018	$12,408	$12,909	$12,755	$13,870
11/30/2018	$12,786	$13,294	$13,080	$14,153
12/31/2018	$11,594	$12,017	$11,971	$12,875
1/31/2019	$12,429	$12,953	$12,797	$13,906
2/28/2019	$12,825	$13,367	$13,176	$14,353
3/31/2019	$12,814	$13,452	$13,284	$14,632
4/30/2019	$13,266	$13,929	$13,701	$15,224
5/31/2019	$12,425	$13,033	$12,907	$14,257
6/30/2019	$13,303	$13,969	$13,703	$15,262
7/31/2019	$13,481	$14,085	$13,836	$15,481
8/31/2019	$13,125	$13,670	$13,574	$15,236
9/30/2019	$13,637	$14,158	$13,987	$15,521
10/31/2019	$13,745	$14,356	$14,134	$15,857
11/30/2019	$14,182	$14,800	$14,487	$16,432
12/31/2019	$14,520	$15,207	$14,878	$16,928
1/31/2020	$14,088	$14,880	$14,583	$16,922
2/29/2020	$12,672	$13,439	$13,254	$15,529
3/31/2020	$10,466	$11,142	$11,221	$13,611
4/30/2020	$11,586	$12,395	$12,408	$15,356
5/31/2020	$12,059	$12,820	$12,873	$16,087
6/30/2020	$12,096	$12,734	$12,948	$16,407
7/31/2020	$12,515	$13,238	$13,448	$17,332
8/31/2020	$13,084	$13,785	$14,007	$18,578
9/30/2020	$12,730	$13,447	$13,636	$17,872
10/31/2020	$12,449	$13,270	$13,391	$17,397
11/30/2020	$13,920	$15,055	$15,003	$19,301
12/31/2020	$14,336	$15,632	$15,509	$20,043
1/31/2021	$14,063	$15,489	$15,397	$19,841
2/28/2021	$14,806	$16,425	$16,014	$20,388
3/31/2021	$15,588	$17,392	$16,961	$21,281
4/30/2021	$16,343	$18,087	$17,620	$22,416
5/31/2021	$16,682	$18,509	$18,006	$22,573
6/30/2021	$16,465	$18,297	$17,934	$23,100
7/31/2021	$16,778	$18,444	$18,137	$23,649
8/31/2021	$17,261	$18,809	$18,504	$24,368
9/30/2021	$16,449	$18,155	$17,772	$23,234
10/31/2021	$17,523	$19,077	$18,749	$24,862
11/30/2021	$17,167	$18,404	$18,290	$24,690
12/31/2021	$18,170	$19,565	$19,412	$25,797
1/31/2022	$17,328	$19,110	$18,946	$24,462
2/28/2022	$17,015	$18,888	$18,660	$23,729
3/31/2022	$17,371	$19,421	$19,156	$24,610
4/30/2022	$16,262	$18,326	$18,169	$22,464
5/31/2022	$16,468	$18,682	$18,520	$22,505
6/30/2022	$15,306	$17,050	$17,120	$20,648
7/31/2022	$16,244	$18,180	$18,120	$22,552
8/31/2022	$15,809	$17,638	$17,569	$21,632
9/30/2022	$14,676	$16,092	$16,110	$19,640
10/31/2022	$16,046	$17,742	$17,641	$21,230
11/30/2022	$16,965	$18,850	$18,710	$22,416
12/31/2022	$16,380	$18,091	$17,968	$21,125
1/31/2023	$16,686	$19,028	$18,743	$22,452
2/28/2023	$16,285	$18,357	$18,176	$21,904
3/31/2023	$15,943	$18,273	$18,140	$22,708
4/30/2023	$16,197	$18,548	$18,377	$23,063
5/31/2023	$15,678	$17,832	$17,747	$23,163
6/30/2023	$16,573	$19,017	$18,820	$24,693
7/31/2023	$17,191	$19,686	$19,429	$25,487
8/31/2023	$16,892	$19,154	$18,981	$25,081
9/30/2023	$16,295	$18,415	$18,227	$23,885
10/31/2023	$15,964	$17,765	$17,749	$23,383
11/30/2023	$17,247	$19,106	$19,014	$25,518
12/31/2023	$18,098	$20,164	$19,997	$26,678
1/31/2024	$18,227	$20,185	$20,045	$27,126
2/29/2024	$19,140	$20,930	$20,670	$28,574
3/31/2024	$19,964	$21,976	$21,543	$29,494
4/30/2024	$19,112	$21,037	$20,740	$28,289
5/31/2024	$19,705	$21,704	$21,434	$29,692
6/30/2024	$19,762	$21,500	$21,470	$30,757
7/31/2024	$20,520	$22,599	$22,346	$31,132
8/31/2024	$20,996	$23,205	$22,894	$31,887
9/30/2024	$21,217	$23,527	$23,214	$32,568
10/31/2024	$21,391	$23,269	$22,981	$32,272
11/30/2024	$22,600	$24,754	$24,153	$34,167
12/31/2024	$21,229	$23,061	$22,828	$33,352
1/31/2025	$22,312	$24,129	$23,646	$34,281
2/28/2025	$22,232	$24,227	$23,773	$33,834
3/31/2025	$21,308	$23,554	$23,043	$31,928
4/30/2025	$20,988	$22,836	$22,399	$31,711
5/31/2025	$21,868	$23,638	$23,266	$33,707
6/30/2025	$22,667	$24,446	$24,075	$35,421
7/31/2025	$22,885	$24,586	$24,259	$36,216
8/31/2025	$23,355	$25,370	$25,011	$36,950
9/30/2025	$23,958	$25,749	$25,346	$38,299
10/31/2025	$23,809	$25,863	$25,221	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	11.30%	13.85%	9.71%
Class A with sales charge	4.91%	12.51%	9.06%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Lipper Equity Income Fund Average	9.75%	13.50%	9.69%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,315,939,356
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 19,411,246
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$6,315,939,356
# of Portfolio Holdings	70
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$19,411,246

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.66%
Consumer Discretionary	4.16%
Consumer Staples	6.50%
Energy	9.49%
Financials	22.74%
Health Care	11.89%
Industrials	18.55%
Information Technology	11.27%
Materials	5.78%
Utilities	4.26%
Repurchase Agreements	0.70%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000018430
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class C
Trading Symbol	LAFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.44%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 10.47%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Walmart Inc.

Top detractors from performance: Security selection within the Industrials sector detracted from relative performance, led by an overweight allocation to Cintas Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to UnitedHealth Group Incorporated.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,944	$10,038	$9,977	$10,030
12/31/2015	$9,739	$9,822	$9,773	$9,872
1/31/2016	$9,263	$9,315	$9,390	$9,382
2/29/2016	$9,325	$9,312	$9,435	$9,369
3/31/2016	$9,967	$9,983	$10,047	$10,005
4/30/2016	$10,064	$10,193	$10,148	$10,043
5/31/2016	$10,203	$10,351	$10,271	$10,224
6/30/2016	$10,262	$10,441	$10,393	$10,250
7/31/2016	$10,603	$10,744	$10,695	$10,628
8/31/2016	$10,631	$10,827	$10,687	$10,643
9/30/2016	$10,628	$10,804	$10,656	$10,645
10/31/2016	$10,503	$10,637	$10,458	$10,451
11/30/2016	$11,139	$11,245	$10,891	$10,838
12/31/2016	$11,351	$11,526	$11,129	$11,052
1/31/2017	$11,366	$11,608	$11,237	$11,262
2/28/2017	$11,884	$12,025	$11,595	$11,709
3/31/2017	$11,794	$11,902	$11,559	$11,723
4/30/2017	$11,838	$11,880	$11,661	$11,843
5/31/2017	$11,898	$11,868	$11,713	$12,010
6/30/2017	$12,010	$12,062	$11,823	$12,085
7/31/2017	$12,122	$12,223	$11,981	$12,333
8/31/2017	$11,965	$12,080	$11,899	$12,371
9/30/2017	$12,353	$12,438	$12,241	$12,626
10/31/2017	$12,458	$12,528	$12,379	$12,921
11/30/2017	$12,885	$12,912	$12,743	$13,317
12/31/2017	$13,078	$13,100	$12,904	$13,465
1/31/2018	$13,616	$13,607	$13,393	$14,236
2/28/2018	$12,996	$12,957	$12,786	$13,711
3/31/2018	$12,742	$12,729	$12,578	$13,363
4/30/2018	$12,750	$12,771	$12,634	$13,414
5/31/2018	$12,816	$12,847	$12,789	$13,737
6/30/2018	$12,783	$12,879	$12,831	$13,822
7/31/2018	$13,332	$13,389	$13,291	$14,336
8/31/2018	$13,572	$13,587	$13,502	$14,803
9/30/2018	$13,590	$13,614	$13,511	$14,887
10/31/2018	$12,873	$12,909	$12,755	$13,870
11/30/2018	$13,256	$13,294	$13,080	$14,153
12/31/2018	$12,006	$12,017	$11,971	$12,875
1/31/2019	$12,869	$12,953	$12,797	$13,906
2/28/2019	$13,269	$13,367	$13,176	$14,353
3/31/2019	$13,250	$13,452	$13,284	$14,632
4/30/2019	$13,706	$13,929	$13,701	$15,224
5/31/2019	$12,831	$13,033	$12,907	$14,257
6/30/2019	$13,737	$13,969	$13,703	$15,262
7/31/2019	$13,911	$14,085	$13,836	$15,481
8/31/2019	$13,526	$13,670	$13,574	$15,236
9/30/2019	$14,044	$14,158	$13,987	$15,521
10/31/2019	$14,145	$14,356	$14,134	$15,857
11/30/2019	$14,595	$14,800	$14,487	$16,432
12/31/2019	$14,933	$15,207	$14,878	$16,928
1/31/2020	$14,480	$14,880	$14,583	$16,922
2/29/2020	$13,020	$13,439	$13,254	$15,529
3/31/2020	$10,742	$11,142	$11,221	$13,611
4/30/2020	$11,887	$12,395	$12,408	$15,356
5/31/2020	$12,361	$12,820	$12,873	$16,087
6/30/2020	$12,393	$12,734	$12,948	$16,407
7/31/2020	$12,811	$13,238	$13,448	$17,332
8/31/2020	$13,381	$13,785	$14,007	$18,578
9/30/2020	$13,022	$13,447	$13,636	$17,872
10/31/2020	$12,726	$13,270	$13,391	$17,397
11/30/2020	$14,213	$15,055	$15,003	$19,301
12/31/2020	$14,637	$15,632	$15,509	$20,043
1/31/2021	$14,341	$15,489	$15,397	$19,841
2/28/2021	$15,095	$16,425	$16,014	$20,388
3/31/2021	$15,879	$17,392	$16,961	$21,281
4/30/2021	$16,635	$18,087	$17,620	$22,416
5/31/2021	$16,970	$18,509	$18,006	$22,573
6/30/2021	$16,747	$18,297	$17,934	$23,100
7/31/2021	$17,054	$18,444	$18,137	$23,649
8/31/2021	$17,533	$18,809	$18,504	$24,368
9/30/2021	$16,698	$18,155	$17,772	$23,234
10/31/2021	$17,773	$19,077	$18,749	$24,862
11/30/2021	$17,403	$18,404	$18,290	$24,690
12/31/2021	$18,402	$19,565	$19,412	$25,797
1/31/2022	$17,544	$19,110	$18,946	$24,462
2/28/2022	$17,209	$18,888	$18,660	$23,729
3/31/2022	$17,564	$19,421	$19,156	$24,610
4/30/2022	$16,438	$18,326	$18,169	$22,464
5/31/2022	$16,626	$18,682	$18,520	$22,505
6/30/2022	$15,455	$17,050	$17,120	$20,648
7/31/2022	$16,386	$18,180	$18,120	$22,552
8/31/2022	$15,930	$17,638	$17,569	$21,632
9/30/2022	$14,792	$16,092	$16,110	$19,640
10/31/2022	$16,154	$17,742	$17,641	$21,230
11/30/2022	$17,075	$18,850	$18,710	$22,416
12/31/2022	$16,470	$18,091	$17,968	$21,125
1/31/2023	$16,775	$19,028	$18,743	$22,452
2/28/2023	$16,354	$18,357	$18,176	$21,904
3/31/2023	$16,004	$18,273	$18,140	$22,708
4/30/2023	$16,248	$18,548	$18,377	$23,063
5/31/2023	$15,719	$17,832	$17,747	$23,163
6/30/2023	$16,611	$19,017	$18,820	$24,693
7/31/2023	$17,205	$19,686	$19,429	$25,487
8/31/2023	$16,897	$19,154	$18,981	$25,081
9/30/2023	$16,302	$18,415	$18,227	$23,885
10/31/2023	$15,951	$17,765	$17,749	$23,383
11/30/2023	$17,226	$19,106	$19,014	$25,518
12/31/2023	$18,069	$20,164	$19,997	$26,678
1/31/2024	$18,175	$20,185	$20,045	$27,126
2/29/2024	$19,080	$20,930	$20,670	$28,574
3/31/2024	$19,882	$21,976	$21,543	$29,494
4/30/2024	$19,028	$21,037	$20,740	$28,289
5/31/2024	$19,604	$21,704	$21,434	$29,692
6/30/2024	$19,654	$21,500	$21,470	$30,757
7/31/2024	$20,402	$22,599	$22,346	$31,132
8/31/2024	$20,851	$23,205	$22,894	$31,887
9/30/2024	$21,062	$23,527	$23,214	$32,568
10/31/2024	$21,222	$23,269	$22,981	$32,272
11/30/2024	$22,403	$24,754	$24,153	$34,167
12/31/2024	$21,020	$23,061	$22,828	$33,352
1/31/2025	$22,085	$24,129	$23,646	$34,281
2/28/2025	$21,995	$24,227	$23,773	$33,834
3/31/2025	$21,078	$23,554	$23,043	$31,928
4/30/2025	$20,741	$22,836	$22,399	$31,711
5/31/2025	$21,605	$23,638	$23,266	$33,707
6/30/2025	$22,370	$24,446	$24,075	$35,421
7/31/2025	$22,573	$24,586	$24,259	$36,216
8/31/2025	$23,022	$25,370	$25,011	$36,950
9/30/2025	$23,602	$25,749	$25,346	$38,299
10/31/2025	$23,444	$25,863	$25,221	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	10.47%	13.00%	8.89%
Class C with sales charge	9.47%	13.00%	8.89%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Lipper Equity Income Fund Average	9.75%	13.50%	9.69%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,315,939,356
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 19,411,246
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$6,315,939,356
# of Portfolio Holdings	70
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$19,411,246

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.66%
Consumer Discretionary	4.16%
Consumer Staples	6.50%
Energy	9.49%
Financials	22.74%
Health Care	11.89%
Industrials	18.55%
Information Technology	11.27%
Materials	5.78%
Utilities	4.26%
Repurchase Agreements	0.70%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054699
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class F
Trading Symbol	LAAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 11.50%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Walmart Inc.

Top detractors from performance: Security selection within the Industrials sector detracted from relative performance, led by an overweight allocation to Cintas Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to UnitedHealth Group Incorporated.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,957	$10,038	$9,977	$10,030
12/31/2015	$9,761	$9,822	$9,773	$9,872
1/31/2016	$9,291	$9,315	$9,390	$9,382
2/29/2016	$9,353	$9,312	$9,435	$9,369
3/31/2016	$10,004	$9,983	$10,047	$10,005
4/30/2016	$10,115	$10,193	$10,148	$10,043
5/31/2016	$10,255	$10,351	$10,271	$10,224
6/30/2016	$10,330	$10,441	$10,393	$10,250
7/31/2016	$10,680	$10,744	$10,695	$10,628
8/31/2016	$10,716	$10,827	$10,687	$10,643
9/30/2016	$10,717	$10,804	$10,656	$10,645
10/31/2016	$10,597	$10,637	$10,458	$10,451
11/30/2016	$11,253	$11,245	$10,891	$10,838
12/31/2016	$11,471	$11,526	$11,129	$11,052
1/31/2017	$11,501	$11,608	$11,237	$11,262
2/28/2017	$12,025	$12,025	$11,595	$11,709
3/31/2017	$11,946	$11,902	$11,559	$11,723
4/30/2017	$11,998	$11,880	$11,661	$11,843
5/31/2017	$12,074	$11,868	$11,713	$12,010
6/30/2017	$12,197	$12,062	$11,823	$12,085
7/31/2017	$12,318	$12,223	$11,981	$12,333
8/31/2017	$12,167	$12,080	$11,899	$12,371
9/30/2017	$12,566	$12,438	$12,241	$12,626
10/31/2017	$12,680	$12,528	$12,379	$12,921
11/30/2017	$13,123	$12,912	$12,743	$13,317
12/31/2017	$13,340	$13,100	$12,904	$13,465
1/31/2018	$13,889	$13,607	$13,393	$14,236
2/28/2018	$13,273	$12,957	$12,786	$13,711
3/31/2018	$13,019	$12,729	$12,578	$13,363
4/30/2018	$13,044	$12,771	$12,634	$13,414
5/31/2018	$13,120	$12,847	$12,789	$13,737
6/30/2018	$13,088	$12,879	$12,831	$13,822
7/31/2018	$13,669	$13,389	$13,291	$14,336
8/31/2018	$13,916	$13,587	$13,502	$14,803
9/30/2018	$13,948	$13,614	$13,511	$14,887
10/31/2018	$13,236	$12,909	$12,755	$13,870
11/30/2018	$13,639	$13,294	$13,080	$14,153
12/31/2018	$12,363	$12,017	$11,971	$12,875
1/31/2019	$13,264	$12,953	$12,797	$13,906
2/28/2019	$13,686	$13,367	$13,176	$14,353
3/31/2019	$13,679	$13,452	$13,284	$14,632
4/30/2019	$14,151	$13,929	$13,701	$15,224
5/31/2019	$13,264	$13,033	$12,907	$14,257
6/30/2019	$14,206	$13,969	$13,703	$15,262
7/31/2019	$14,395	$14,085	$13,836	$15,481
8/31/2019	$14,016	$13,670	$13,574	$15,236
9/30/2019	$14,558	$14,158	$13,987	$15,521
10/31/2019	$14,682	$14,356	$14,134	$15,857
11/30/2019	$15,159	$14,800	$14,487	$16,432
12/31/2019	$15,516	$15,207	$14,878	$16,928
1/31/2020	$15,054	$14,880	$14,583	$16,922
2/29/2020	$13,552	$13,439	$13,254	$15,529
3/31/2020	$11,182	$11,142	$11,221	$13,611
4/30/2020	$12,389	$12,395	$12,408	$15,356
5/31/2020	$12,893	$12,820	$12,873	$16,087
6/30/2020	$12,928	$12,734	$12,948	$16,407
7/31/2020	$13,376	$13,238	$13,448	$17,332
8/31/2020	$13,994	$13,785	$14,007	$18,578
9/30/2020	$13,621	$13,447	$13,636	$17,872
10/31/2020	$13,320	$13,270	$13,391	$17,397
11/30/2020	$14,893	$15,055	$15,003	$19,301
12/31/2020	$15,343	$15,632	$15,509	$20,043
1/31/2021	$15,051	$15,489	$15,397	$19,841
2/28/2021	$15,846	$16,425	$16,014	$20,388
3/31/2021	$16,688	$17,392	$16,961	$21,281
4/30/2021	$17,496	$18,087	$17,620	$22,416
5/31/2021	$17,859	$18,509	$18,006	$22,573
6/30/2021	$17,633	$18,297	$17,934	$23,100
7/31/2021	$17,968	$18,444	$18,137	$23,649
8/31/2021	$18,485	$18,809	$18,504	$24,368
9/30/2021	$17,622	$18,155	$17,772	$23,234
10/31/2021	$18,773	$19,077	$18,749	$24,862
11/30/2021	$18,391	$18,404	$18,290	$24,690
12/31/2021	$19,472	$19,565	$19,412	$25,797
1/31/2022	$18,581	$19,110	$18,946	$24,462
2/28/2022	$18,235	$18,888	$18,660	$23,729
3/31/2022	$18,623	$19,421	$19,156	$24,610
4/30/2022	$17,445	$18,326	$18,169	$22,464
5/31/2022	$17,655	$18,682	$18,520	$22,505
6/30/2022	$16,414	$17,050	$17,120	$20,648
7/31/2022	$17,419	$18,180	$18,120	$22,552
8/31/2022	$16,954	$17,638	$17,569	$21,632
9/30/2022	$15,756	$16,092	$16,110	$19,640
10/31/2022	$17,213	$17,742	$17,641	$21,230
11/30/2022	$18,210	$18,850	$18,710	$22,416
12/31/2022	$17,578	$18,091	$17,968	$21,125
1/31/2023	$17,906	$19,028	$18,743	$22,452
2/28/2023	$17,477	$18,357	$18,176	$21,904
3/31/2023	$17,124	$18,273	$18,140	$22,708
4/30/2023	$17,386	$18,548	$18,377	$23,063
5/31/2023	$16,840	$17,832	$17,747	$23,163
6/30/2023	$17,807	$19,017	$18,820	$24,693
7/31/2023	$18,458	$19,686	$19,429	$25,487
8/31/2023	$18,138	$19,154	$18,981	$25,081
9/30/2023	$17,515	$18,415	$18,227	$23,885
10/31/2023	$17,159	$17,765	$17,749	$23,383
11/30/2023	$18,536	$19,106	$19,014	$25,518
12/31/2023	$19,456	$20,164	$19,997	$26,678
1/31/2024	$19,595	$20,185	$20,045	$27,126
2/29/2024	$20,575	$20,930	$20,670	$28,574
3/31/2024	$21,456	$21,976	$21,543	$29,494
4/30/2024	$20,553	$21,037	$20,740	$28,289
5/31/2024	$21,190	$21,704	$21,434	$29,692
6/30/2024	$21,259	$21,500	$21,470	$30,757
7/31/2024	$22,073	$22,599	$22,346	$31,132
8/31/2024	$22,585	$23,205	$22,894	$31,887
9/30/2024	$22,830	$23,527	$23,214	$32,568
10/31/2024	$23,017	$23,269	$22,981	$32,272
11/30/2024	$24,328	$24,754	$24,153	$34,167
12/31/2024	$22,839	$23,061	$22,828	$33,352
1/31/2025	$24,015	$24,129	$23,646	$34,281
2/28/2025	$23,942	$24,227	$23,773	$33,834
3/31/2025	$22,945	$23,554	$23,043	$31,928
4/30/2025	$22,601	$22,836	$22,399	$31,711
5/31/2025	$23,560	$23,638	$23,266	$33,707
6/30/2025	$24,415	$24,446	$24,075	$35,421
7/31/2025	$24,649	$24,586	$24,259	$36,216
8/31/2025	$25,155	$25,370	$25,011	$36,950
9/30/2025	$25,813	$25,749	$25,346	$38,299
10/31/2025	$25,665	$25,863	$25,221	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	11.50%	14.02%	9.88%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Lipper Equity Income Fund Average	9.75%	13.50%	9.69%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,315,939,356
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 19,411,246
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$6,315,939,356
# of Portfolio Holdings	70
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$19,411,246

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.66%
Consumer Discretionary	4.16%
Consumer Staples	6.50%
Energy	9.49%
Financials	22.74%
Health Care	11.89%
Industrials	18.55%
Information Technology	11.27%
Materials	5.78%
Utilities	4.26%
Repurchase Agreements	0.70%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000184551
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class F3
Trading Symbol	LTFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 11.63%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Walmart Inc.

Top detractors from performance: Security selection within the Industrials sector detracted from relative performance, led by an overweight allocation to Cintas Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to UnitedHealth Group Incorporated.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,044	$9,987	$10,105	$10,112
5/31/2017	$10,107	$9,977	$10,150	$10,254
6/30/2017	$10,212	$10,140	$10,245	$10,318
7/31/2017	$10,319	$10,275	$10,382	$10,530
8/31/2017	$10,187	$10,155	$10,312	$10,562
9/30/2017	$10,529	$10,456	$10,608	$10,780
10/31/2017	$10,630	$10,532	$10,727	$11,032
11/30/2017	$10,999	$10,854	$11,043	$11,370
12/31/2017	$11,177	$11,013	$11,182	$11,496
1/31/2018	$11,648	$11,438	$11,606	$12,155
2/28/2018	$11,127	$10,892	$11,080	$11,707
3/31/2018	$10,919	$10,701	$10,899	$11,409
4/30/2018	$10,940	$10,736	$10,948	$11,453
5/31/2018	$11,004	$10,800	$11,083	$11,729
6/30/2018	$10,981	$10,826	$11,119	$11,801
7/31/2018	$11,472	$11,255	$11,518	$12,240
8/31/2018	$11,678	$11,421	$11,700	$12,639
9/30/2018	$11,709	$11,444	$11,708	$12,711
10/31/2018	$11,108	$10,851	$11,053	$11,842
11/30/2018	$11,451	$11,175	$11,335	$12,083
12/31/2018	$10,384	$10,102	$10,374	$10,992
1/31/2019	$11,134	$10,888	$11,090	$11,873
2/28/2019	$11,494	$11,236	$11,418	$12,254
3/31/2019	$11,492	$11,308	$11,512	$12,493
4/30/2019	$11,894	$11,709	$11,873	$12,998
5/31/2019	$11,146	$10,956	$11,185	$12,172
6/30/2019	$11,935	$11,743	$11,875	$13,030
7/31/2019	$12,101	$11,840	$11,990	$13,218
8/31/2019	$11,784	$11,492	$11,763	$13,008
9/30/2019	$12,240	$11,902	$12,121	$13,252
10/31/2019	$12,344	$12,068	$12,249	$13,539
11/30/2019	$12,742	$12,441	$12,554	$14,030
12/31/2019	$13,051	$12,783	$12,893	$14,453
1/31/2020	$12,666	$12,508	$12,637	$14,448
2/29/2020	$11,396	$11,297	$11,485	$13,258
3/31/2020	$9,415	$9,366	$9,724	$11,621
4/30/2020	$10,423	$10,419	$10,753	$13,111
5/31/2020	$10,852	$10,776	$11,155	$13,735
6/30/2020	$10,885	$10,705	$11,221	$14,008
7/31/2020	$11,267	$11,128	$11,654	$14,798
8/31/2020	$11,783	$11,588	$12,138	$15,862
9/30/2020	$11,476	$11,304	$11,816	$15,259
10/31/2020	$11,225	$11,155	$11,604	$14,853
11/30/2020	$12,547	$12,656	$13,001	$16,479
12/31/2020	$12,927	$13,141	$13,440	$17,113
1/31/2021	$12,683	$13,020	$13,343	$16,940
2/28/2021	$13,364	$13,807	$13,877	$17,407
3/31/2021	$14,072	$14,620	$14,698	$18,169
4/30/2021	$14,756	$15,204	$15,269	$19,139
5/31/2021	$15,059	$15,559	$15,603	$19,273
6/30/2021	$14,876	$15,381	$15,541	$19,723
7/31/2021	$15,164	$15,504	$15,717	$20,191
8/31/2021	$15,596	$15,812	$16,035	$20,805
9/30/2021	$14,872	$15,261	$15,401	$19,838
10/31/2021	$15,843	$16,036	$16,248	$21,227
11/30/2021	$15,524	$15,471	$15,850	$21,080
12/31/2021	$16,433	$16,447	$16,822	$22,025
1/31/2022	$15,688	$16,064	$16,418	$20,885
2/28/2022	$15,399	$15,878	$16,170	$20,260
3/31/2022	$15,729	$16,326	$16,600	$21,012
4/30/2022	$14,734	$15,405	$15,745	$19,180
5/31/2022	$14,919	$15,704	$16,049	$19,215
6/30/2022	$13,870	$14,332	$14,836	$17,629
7/31/2022	$14,721	$15,283	$15,702	$19,254
8/31/2022	$14,331	$14,827	$15,224	$18,469
9/30/2022	$13,317	$13,527	$13,961	$16,768
10/31/2022	$14,555	$14,914	$15,287	$18,126
11/30/2022	$15,398	$15,846	$16,214	$19,139
12/31/2022	$14,865	$15,207	$15,570	$18,036
1/31/2023	$15,149	$15,995	$16,243	$19,169
2/28/2023	$14,790	$15,431	$15,751	$18,702
3/31/2023	$14,493	$15,360	$15,720	$19,388
4/30/2023	$14,712	$15,592	$15,925	$19,691
5/31/2023	$14,255	$14,990	$15,379	$19,777
6/30/2023	$15,069	$15,986	$16,309	$21,083
7/31/2023	$15,633	$16,548	$16,836	$21,761
8/31/2023	$15,365	$16,102	$16,449	$21,414
9/30/2023	$14,829	$15,480	$15,795	$20,393
10/31/2023	$14,531	$14,934	$15,381	$19,964
11/30/2023	$15,704	$16,061	$16,477	$21,788
12/31/2023	$16,479	$16,950	$17,329	$22,777
1/31/2024	$16,595	$16,968	$17,371	$23,160
2/29/2024	$17,436	$17,594	$17,912	$24,397
3/31/2024	$18,188	$18,474	$18,668	$25,182
4/30/2024	$17,421	$17,684	$17,972	$24,153
5/31/2024	$17,965	$18,245	$18,574	$25,351
6/30/2024	$18,018	$18,073	$18,605	$26,260
7/31/2024	$18,720	$18,997	$19,364	$26,580
8/31/2024	$19,149	$19,507	$19,839	$27,225
9/30/2024	$19,369	$19,778	$20,117	$27,806
10/31/2024	$19,525	$19,560	$19,914	$27,554
11/30/2024	$20,635	$20,809	$20,930	$29,172
12/31/2024	$19,382	$19,386	$19,783	$28,476
1/31/2025	$20,378	$20,283	$20,491	$29,269
2/28/2025	$20,316	$20,366	$20,601	$28,887
3/31/2025	$19,475	$19,800	$19,969	$27,260
4/30/2025	$19,187	$19,197	$19,411	$27,075
5/31/2025	$20,001	$19,871	$20,162	$28,779
6/30/2025	$20,733	$20,550	$20,863	$30,243
7/31/2025	$20,930	$20,668	$21,023	$30,921
8/31/2025	$21,374	$21,326	$21,674	$31,548
9/30/2025	$21,932	$21,645	$21,964	$32,700
10/31/2025	$21,797	$21,741	$21,856	$33,465

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	11.63%	14.19%	9.51%
Russell 1000 Value Index	11.15%	14.28%	9.48%
Lipper Equity Income Fund Average	9.75%	13.50%	9.55%
S&P 500 Index	21.45%	17.64%	15.13%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,315,939,356
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 19,411,246
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$6,315,939,356
# of Portfolio Holdings	70
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$19,411,246

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.66%
Consumer Discretionary	4.16%
Consumer Staples	6.50%
Energy	9.49%
Financials	22.74%
Health Care	11.89%
Industrials	18.55%
Information Technology	11.27%
Materials	5.78%
Utilities	4.26%
Repurchase Agreements	0.70%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000018432
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class I
Trading Symbol	LAFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 11.61%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Walmart Inc.

Top detractors from performance: Security selection within the Industrials sector detracted from relative performance, led by an overweight allocation to Cintas Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to UnitedHealth Group Incorporated.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,958	$10,038	$9,977	$10,030
12/31/2015	$9,757	$9,822	$9,773	$9,872
1/31/2016	$9,288	$9,315	$9,390	$9,382
2/29/2016	$9,357	$9,312	$9,435	$9,369
3/31/2016	$10,009	$9,983	$10,047	$10,005
4/30/2016	$10,120	$10,193	$10,148	$10,043
5/31/2016	$10,266	$10,351	$10,271	$10,224
6/30/2016	$10,336	$10,441	$10,393	$10,250
7/31/2016	$10,686	$10,744	$10,695	$10,628
8/31/2016	$10,721	$10,827	$10,687	$10,643
9/30/2016	$10,725	$10,804	$10,656	$10,645
10/31/2016	$10,612	$10,637	$10,458	$10,451
11/30/2016	$11,259	$11,245	$10,891	$10,838
12/31/2016	$11,486	$11,526	$11,129	$11,052
1/31/2017	$11,508	$11,608	$11,237	$11,262
2/28/2017	$12,039	$12,025	$11,595	$11,709
3/31/2017	$11,962	$11,902	$11,559	$11,723
4/30/2017	$12,014	$11,880	$11,661	$11,843
5/31/2017	$12,090	$11,868	$11,713	$12,010
6/30/2017	$12,215	$12,062	$11,823	$12,085
7/31/2017	$12,336	$12,223	$11,981	$12,333
8/31/2017	$12,185	$12,080	$11,899	$12,371
9/30/2017	$12,593	$12,438	$12,241	$12,626
10/31/2017	$12,707	$12,528	$12,379	$12,921
11/30/2017	$13,149	$12,912	$12,743	$13,317
12/31/2017	$13,361	$13,100	$12,904	$13,465
1/31/2018	$13,917	$13,607	$13,393	$14,236
2/28/2018	$13,302	$12,957	$12,786	$13,711
3/31/2018	$13,052	$12,729	$12,578	$13,363
4/30/2018	$13,077	$12,771	$12,634	$13,414
5/31/2018	$13,153	$12,847	$12,789	$13,737
6/30/2018	$13,125	$12,879	$12,831	$13,822
7/31/2018	$13,704	$13,389	$13,291	$14,336
8/31/2018	$13,960	$13,587	$13,502	$14,803
9/30/2018	$13,986	$13,614	$13,511	$14,887
10/31/2018	$13,267	$12,909	$12,755	$13,870
11/30/2018	$13,669	$13,294	$13,080	$14,153
12/31/2018	$12,390	$12,017	$11,971	$12,875
1/31/2019	$13,289	$12,953	$12,797	$13,906
2/28/2019	$13,720	$13,367	$13,176	$14,353
3/31/2019	$13,716	$13,452	$13,284	$14,632
4/30/2019	$14,197	$13,929	$13,701	$15,224
5/31/2019	$13,302	$13,033	$12,907	$14,257
6/30/2019	$14,245	$13,969	$13,703	$15,262
7/31/2019	$14,435	$14,085	$13,836	$15,481
8/31/2019	$14,056	$13,670	$13,574	$15,236
9/30/2019	$14,601	$14,158	$13,987	$15,521
10/31/2019	$14,725	$14,356	$14,134	$15,857
11/30/2019	$15,201	$14,800	$14,487	$16,432
12/31/2019	$15,571	$15,207	$14,878	$16,928
1/31/2020	$15,100	$14,880	$14,583	$16,922
2/29/2020	$13,589	$13,439	$13,254	$15,529
3/31/2020	$11,225	$11,142	$11,221	$13,611
4/30/2020	$12,431	$12,395	$12,408	$15,356
5/31/2020	$12,936	$12,820	$12,873	$16,087
6/30/2020	$12,973	$12,734	$12,948	$16,407
7/31/2020	$13,431	$13,238	$13,448	$17,332
8/31/2020	$14,039	$13,785	$14,007	$18,578
9/30/2020	$13,670	$13,447	$13,636	$17,872
10/31/2020	$13,369	$13,270	$13,391	$17,397
11/30/2020	$14,951	$15,055	$15,003	$19,301
12/31/2020	$15,405	$15,632	$15,509	$20,043
1/31/2021	$15,113	$15,489	$15,397	$19,841
2/28/2021	$15,918	$16,425	$16,014	$20,388
3/31/2021	$16,765	$17,392	$16,961	$21,281
4/30/2021	$17,572	$18,087	$17,620	$22,416
5/31/2021	$17,946	$18,509	$18,006	$22,573
6/30/2021	$17,715	$18,297	$17,934	$23,100
7/31/2021	$18,059	$18,444	$18,137	$23,649
8/31/2021	$18,577	$18,809	$18,504	$24,368
9/30/2021	$17,708	$18,155	$17,772	$23,234
10/31/2021	$18,870	$19,077	$18,749	$24,862
11/30/2021	$18,488	$18,404	$18,290	$24,690
12/31/2021	$19,573	$19,565	$19,412	$25,797
1/31/2022	$18,671	$19,110	$18,946	$24,462
2/28/2022	$18,335	$18,888	$18,660	$23,729
3/31/2022	$18,728	$19,421	$19,156	$24,610
4/30/2022	$17,538	$18,326	$18,169	$22,464
5/31/2022	$17,759	$18,682	$18,520	$22,505
6/30/2022	$16,513	$17,050	$17,120	$20,648
7/31/2022	$17,520	$18,180	$18,120	$22,552
8/31/2022	$17,054	$17,638	$17,569	$21,632
9/30/2022	$15,849	$16,092	$16,110	$19,640
10/31/2022	$17,330	$17,742	$17,641	$21,230
11/30/2022	$18,328	$18,850	$18,710	$22,416
12/31/2022	$17,689	$18,091	$17,968	$21,125
1/31/2023	$18,029	$19,028	$18,743	$22,452
2/28/2023	$17,598	$18,357	$18,176	$21,904
3/31/2023	$17,230	$18,273	$18,140	$22,708
4/30/2023	$17,504	$18,548	$18,377	$23,063
5/31/2023	$16,957	$17,832	$17,747	$23,163
6/30/2023	$17,930	$19,017	$18,820	$24,693
7/31/2023	$18,595	$19,686	$19,429	$25,487
8/31/2023	$18,274	$19,154	$18,981	$25,081
9/30/2023	$17,643	$18,415	$18,227	$23,885
10/31/2023	$17,286	$17,765	$17,749	$23,383
11/30/2023	$18,678	$19,106	$19,014	$25,518
12/31/2023	$19,606	$20,164	$19,997	$26,678
1/31/2024	$19,733	$20,185	$20,045	$27,126
2/29/2024	$20,739	$20,930	$20,670	$28,574
3/31/2024	$21,628	$21,976	$21,543	$29,494
4/30/2024	$20,710	$21,037	$20,740	$28,289
5/31/2024	$21,349	$21,704	$21,434	$29,692
6/30/2024	$21,424	$21,500	$21,470	$30,757
7/31/2024	$22,253	$22,599	$22,346	$31,132
8/31/2024	$22,766	$23,205	$22,894	$31,887
9/30/2024	$23,018	$23,527	$23,214	$32,568
10/31/2024	$23,206	$23,269	$22,981	$32,272
11/30/2024	$24,534	$24,754	$24,153	$34,167
12/31/2024	$23,033	$23,061	$22,828	$33,352
1/31/2025	$24,226	$24,129	$23,646	$34,281
2/28/2025	$24,140	$24,227	$23,773	$33,834
3/31/2025	$23,146	$23,554	$23,043	$31,928
4/30/2025	$22,800	$22,836	$22,399	$31,711
5/31/2025	$23,763	$23,638	$23,266	$33,707
6/30/2025	$24,639	$24,446	$24,075	$35,421
7/31/2025	$24,874	$24,586	$24,259	$36,216
8/31/2025	$25,395	$25,370	$25,011	$36,950
9/30/2025	$26,050	$25,749	$25,346	$38,299
10/31/2025	$25,901	$25,863	$25,221	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	11.61%	14.14%	9.98%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Lipper Equity Income Fund Average	9.75%	13.50%	9.69%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,315,939,356
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 19,411,246
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$6,315,939,356
# of Portfolio Holdings	70
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$19,411,246

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.66%
Consumer Discretionary	4.16%
Consumer Staples	6.50%
Energy	9.49%
Financials	22.74%
Health Care	11.89%
Industrials	18.55%
Information Technology	11.27%
Materials	5.78%
Utilities	4.26%
Repurchase Agreements	0.70%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000018431
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class P
Trading Symbol	LAFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 11.10%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Walmart Inc.

Top detractors from performance: Security selection within the Industrials sector detracted from relative performance, led by an overweight allocation to Cintas Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to UnitedHealth Group Incorporated.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class P	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,951	$10,038	$9,977	$10,030
12/31/2015	$9,757	$9,822	$9,773	$9,872
1/31/2016	$9,279	$9,315	$9,390	$9,382
2/29/2016	$9,348	$9,312	$9,435	$9,369
3/31/2016	$9,996	$9,983	$10,047	$10,005
4/30/2016	$10,101	$10,193	$10,148	$10,043
5/31/2016	$10,247	$10,351	$10,271	$10,224
6/30/2016	$10,312	$10,441	$10,393	$10,250
7/31/2016	$10,662	$10,744	$10,695	$10,628
8/31/2016	$10,697	$10,827	$10,687	$10,643
9/30/2016	$10,701	$10,804	$10,656	$10,645
10/31/2016	$10,581	$10,637	$10,458	$10,451
11/30/2016	$11,230	$11,245	$10,891	$10,838
12/31/2016	$11,451	$11,526	$11,129	$11,052
1/31/2017	$11,473	$11,608	$11,237	$11,262
2/28/2017	$11,997	$12,025	$11,595	$11,709
3/31/2017	$11,920	$11,902	$11,559	$11,723
4/30/2017	$11,965	$11,880	$11,661	$11,843
5/31/2017	$12,040	$11,868	$11,713	$12,010
6/30/2017	$12,158	$12,062	$11,823	$12,085
7/31/2017	$12,279	$12,223	$11,981	$12,333
8/31/2017	$12,128	$12,080	$11,899	$12,371
9/30/2017	$12,529	$12,438	$12,241	$12,626
10/31/2017	$12,643	$12,528	$12,379	$12,921
11/30/2017	$13,086	$12,912	$12,743	$13,317
12/31/2017	$13,290	$13,100	$12,904	$13,465
1/31/2018	$13,837	$13,607	$13,393	$14,236
2/28/2018	$13,223	$12,957	$12,786	$13,711
3/31/2018	$12,972	$12,729	$12,578	$13,363
4/30/2018	$12,989	$12,771	$12,634	$13,414
5/31/2018	$13,065	$12,847	$12,789	$13,737
6/30/2018	$13,034	$12,879	$12,831	$13,822
7/31/2018	$13,605	$13,389	$13,291	$14,336
8/31/2018	$13,852	$13,587	$13,502	$14,803
9/30/2018	$13,880	$13,614	$13,511	$14,887
10/31/2018	$13,153	$12,909	$12,755	$13,870
11/30/2018	$13,555	$13,294	$13,080	$14,153
12/31/2018	$12,281	$12,017	$11,971	$12,875
1/31/2019	$13,168	$12,953	$12,797	$13,906
2/28/2019	$13,588	$13,367	$13,176	$14,353
3/31/2019	$13,570	$13,452	$13,284	$14,632
4/30/2019	$14,039	$13,929	$13,701	$15,224
5/31/2019	$13,157	$13,033	$12,907	$14,257
6/30/2019	$14,081	$13,969	$13,703	$15,262
7/31/2019	$14,270	$14,085	$13,836	$15,481
8/31/2019	$13,883	$13,670	$13,574	$15,236
9/30/2019	$14,428	$14,158	$13,987	$15,521
10/31/2019	$14,532	$14,356	$14,134	$15,857
11/30/2019	$15,006	$14,800	$14,487	$16,432
12/31/2019	$15,356	$15,207	$14,878	$16,928
1/31/2020	$14,898	$14,880	$14,583	$16,922
2/29/2020	$13,398	$13,439	$13,254	$15,529
3/31/2020	$11,062	$11,142	$11,221	$13,611
4/30/2020	$12,239	$12,395	$12,408	$15,356
5/31/2020	$12,739	$12,820	$12,873	$16,087
6/30/2020	$12,772	$12,734	$12,948	$16,407
7/31/2020	$13,216	$13,238	$13,448	$17,332
8/31/2020	$13,817	$13,785	$14,007	$18,578
9/30/2020	$13,446	$13,447	$13,636	$17,872
10/31/2020	$13,149	$13,270	$13,391	$17,397
11/30/2020	$14,695	$15,055	$15,003	$19,301
12/31/2020	$15,126	$15,632	$15,509	$20,043
1/31/2021	$14,838	$15,489	$15,397	$19,841
2/28/2021	$15,624	$16,425	$16,014	$20,388
3/31/2021	$16,442	$17,392	$16,961	$21,281
4/30/2021	$17,240	$18,087	$17,620	$22,416
5/31/2021	$17,589	$18,509	$18,006	$22,573
6/30/2021	$17,362	$18,297	$17,934	$23,100
7/31/2021	$17,693	$18,444	$18,137	$23,649
8/31/2021	$18,193	$18,809	$18,504	$24,368
9/30/2021	$17,335	$18,155	$17,772	$23,234
10/31/2021	$18,460	$19,077	$18,749	$24,862
11/30/2021	$18,084	$18,404	$18,290	$24,690
12/31/2021	$19,133	$19,565	$19,412	$25,797
1/31/2022	$18,255	$19,110	$18,946	$24,462
2/28/2022	$17,915	$18,888	$18,660	$23,729
3/31/2022	$18,291	$19,421	$19,156	$24,610
4/30/2022	$17,121	$18,326	$18,169	$22,464
5/31/2022	$17,328	$18,682	$18,520	$22,505
6/30/2022	$16,114	$17,050	$17,120	$20,648
7/31/2022	$17,092	$18,180	$18,120	$22,552
8/31/2022	$16,624	$17,638	$17,569	$21,632
9/30/2022	$15,442	$16,092	$16,110	$19,640
10/31/2022	$16,874	$17,742	$17,641	$21,230
11/30/2022	$17,843	$18,850	$18,710	$22,416
12/31/2022	$17,218	$18,091	$17,968	$21,125
1/31/2023	$17,541	$19,028	$18,743	$22,452
2/28/2023	$17,107	$18,357	$18,176	$21,904
3/31/2023	$16,760	$18,273	$18,140	$22,708
4/30/2023	$17,017	$18,548	$18,377	$23,063
5/31/2023	$16,470	$17,832	$17,747	$23,163
6/30/2023	$17,414	$19,017	$18,820	$24,693
7/31/2023	$18,042	$19,686	$19,429	$25,487
8/31/2023	$17,728	$19,154	$18,981	$25,081
9/30/2023	$17,113	$18,415	$18,227	$23,885
10/31/2023	$16,753	$17,765	$17,749	$23,383
11/30/2023	$18,102	$19,106	$19,014	$25,518
12/31/2023	$18,989	$20,164	$19,997	$26,678
1/31/2024	$19,113	$20,185	$20,045	$27,126
2/29/2024	$20,072	$20,930	$20,670	$28,574
3/31/2024	$20,928	$21,976	$21,543	$29,494
4/30/2024	$20,033	$21,037	$20,740	$28,289
5/31/2024	$20,656	$21,704	$21,434	$29,692
6/30/2024	$20,706	$21,500	$21,470	$30,757
7/31/2024	$21,513	$22,599	$22,346	$31,132
8/31/2024	$21,990	$23,205	$22,894	$31,887
9/30/2024	$22,235	$23,527	$23,214	$32,568
10/31/2024	$22,405	$23,269	$22,981	$32,272
11/30/2024	$23,675	$24,754	$24,153	$34,167
12/31/2024	$22,224	$23,061	$22,828	$33,352
1/31/2025	$23,348	$24,129	$23,646	$34,281
2/28/2025	$23,277	$24,227	$23,773	$33,834
3/31/2025	$22,308	$23,554	$23,043	$31,928
4/30/2025	$21,960	$22,836	$22,399	$31,711
5/31/2025	$22,883	$23,638	$23,266	$33,707
6/30/2025	$23,709	$24,446	$24,075	$35,421
7/31/2025	$23,925	$24,586	$24,259	$36,216
8/31/2025	$24,418	$25,370	$25,011	$36,950
9/30/2025	$25,050	$25,749	$25,346	$38,299
10/31/2025	$24,893	$25,863	$25,221	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P at NAV	11.10%	13.62%	9.55%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Lipper Equity Income Fund Average	9.75%	13.50%	9.69%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,315,939,356
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 19,411,246
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$6,315,939,356
# of Portfolio Holdings	70
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$19,411,246

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.66%
Consumer Discretionary	4.16%
Consumer Staples	6.50%
Energy	9.49%
Financials	22.74%
Health Care	11.89%
Industrials	18.55%
Information Technology	11.27%
Materials	5.78%
Utilities	4.26%
Repurchase Agreements	0.70%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054700
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class R2
Trading Symbol	LAFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$110	1.04%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 10.92%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Walmart Inc.

Top detractors from performance: Security selection within the Industrials sector detracted from relative performance, led by an overweight allocation to Cintas Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to UnitedHealth Group Incorporated.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,944	$10,038	$9,977	$10,030
12/31/2015	$9,751	$9,822	$9,773	$9,872
1/31/2016	$9,274	$9,315	$9,390	$9,382
2/29/2016	$9,336	$9,312	$9,435	$9,369
3/31/2016	$9,982	$9,983	$10,047	$10,005
4/30/2016	$10,086	$10,193	$10,148	$10,043
5/31/2016	$10,225	$10,351	$10,271	$10,224
6/30/2016	$10,287	$10,441	$10,393	$10,250
7/31/2016	$10,636	$10,744	$10,695	$10,628
8/31/2016	$10,664	$10,827	$10,687	$10,643
9/30/2016	$10,660	$10,804	$10,656	$10,645
10/31/2016	$10,541	$10,637	$10,458	$10,451
11/30/2016	$11,186	$11,245	$10,891	$10,838
12/31/2016	$11,402	$11,526	$11,129	$11,052
1/31/2017	$11,417	$11,608	$11,237	$11,262
2/28/2017	$11,937	$12,025	$11,595	$11,709
3/31/2017	$11,859	$11,902	$11,559	$11,723
4/30/2017	$11,904	$11,880	$11,661	$11,843
5/31/2017	$11,971	$11,868	$11,713	$12,010
6/30/2017	$12,086	$12,062	$11,823	$12,085
7/31/2017	$12,206	$12,223	$11,981	$12,333
8/31/2017	$12,049	$12,080	$11,899	$12,371
9/30/2017	$12,441	$12,438	$12,241	$12,626
10/31/2017	$12,554	$12,528	$12,379	$12,921
11/30/2017	$12,984	$12,912	$12,743	$13,317
12/31/2017	$13,184	$13,100	$12,904	$13,465
1/31/2018	$13,726	$13,607	$13,393	$14,236
2/28/2018	$13,117	$12,957	$12,786	$13,711
3/31/2018	$12,863	$12,729	$12,578	$13,363
4/30/2018	$12,880	$12,771	$12,634	$13,414
5/31/2018	$12,947	$12,847	$12,789	$13,737
6/30/2018	$12,916	$12,879	$12,831	$13,822
7/31/2018	$13,479	$13,389	$13,291	$14,336
8/31/2018	$13,715	$13,587	$13,502	$14,803
9/30/2018	$13,738	$13,614	$13,511	$14,887
10/31/2018	$13,037	$12,909	$12,755	$13,870
11/30/2018	$13,425	$13,294	$13,080	$14,153
12/31/2018	$12,163	$12,017	$11,971	$12,875
1/31/2019	$13,039	$12,953	$12,797	$13,906
2/28/2019	$13,454	$13,367	$13,176	$14,353
3/31/2019	$13,441	$13,452	$13,284	$14,632
4/30/2019	$13,904	$13,929	$13,701	$15,224
5/31/2019	$13,024	$13,033	$12,907	$14,257
6/30/2019	$13,941	$13,969	$13,703	$15,262
7/31/2019	$14,127	$14,085	$13,836	$15,481
8/31/2019	$13,745	$13,670	$13,574	$15,236
9/30/2019	$14,276	$14,158	$13,987	$15,521
10/31/2019	$14,378	$14,356	$14,134	$15,857
11/30/2019	$14,845	$14,800	$14,487	$16,432
12/31/2019	$15,195	$15,207	$14,878	$16,928
1/31/2020	$14,734	$14,880	$14,583	$16,922
2/29/2020	$13,255	$13,439	$13,254	$15,529
3/31/2020	$10,934	$11,142	$11,221	$13,611
4/30/2020	$12,103	$12,395	$12,408	$15,356
5/31/2020	$12,595	$12,820	$12,873	$16,087
6/30/2020	$12,630	$12,734	$12,948	$16,407
7/31/2020	$13,057	$13,238	$13,448	$17,332
8/31/2020	$13,649	$13,785	$14,007	$18,578
9/30/2020	$13,289	$13,447	$13,636	$17,872
10/31/2020	$12,987	$13,270	$13,391	$17,397
11/30/2020	$14,508	$15,055	$15,003	$19,301
12/31/2020	$14,938	$15,632	$15,509	$20,043
1/31/2021	$14,655	$15,489	$15,397	$19,841
2/28/2021	$15,428	$16,425	$16,014	$20,388
3/31/2021	$16,236	$17,392	$16,961	$21,281
4/30/2021	$17,011	$18,087	$17,620	$22,416
5/31/2021	$17,364	$18,509	$18,006	$22,573
6/30/2021	$17,134	$18,297	$17,934	$23,100
7/31/2021	$17,458	$18,444	$18,137	$23,649
8/31/2021	$17,949	$18,809	$18,504	$24,368
9/30/2021	$17,101	$18,155	$17,772	$23,234
10/31/2021	$18,206	$19,077	$18,749	$24,862
11/30/2021	$17,837	$18,404	$18,290	$24,690
12/31/2021	$18,870	$19,565	$19,412	$25,797
1/31/2022	$17,998	$19,110	$18,946	$24,462
2/28/2022	$17,663	$18,888	$18,660	$23,729
3/31/2022	$18,025	$19,421	$19,156	$24,610
4/30/2022	$16,876	$18,326	$18,169	$22,464
5/31/2022	$17,080	$18,682	$18,520	$22,505
6/30/2022	$15,872	$17,050	$17,120	$20,648
7/31/2022	$16,832	$18,180	$18,120	$22,552
8/31/2022	$16,383	$17,638	$17,569	$21,632
9/30/2022	$15,207	$16,092	$16,110	$19,640
10/31/2022	$16,622	$17,742	$17,641	$21,230
11/30/2022	$17,572	$18,850	$18,710	$22,416
12/31/2022	$16,954	$18,091	$17,968	$21,125
1/31/2023	$17,270	$19,028	$18,743	$22,452
2/28/2023	$16,845	$18,357	$18,176	$21,904
3/31/2023	$16,487	$18,273	$18,140	$22,708
4/30/2023	$16,739	$18,548	$18,377	$23,063
5/31/2023	$16,203	$17,832	$17,747	$23,163
6/30/2023	$17,134	$19,017	$18,820	$24,693
7/31/2023	$17,748	$19,686	$19,429	$25,487
8/31/2023	$17,441	$19,154	$18,981	$25,081
9/30/2023	$16,830	$18,415	$18,227	$23,885
10/31/2023	$16,478	$17,765	$17,749	$23,383
11/30/2023	$17,799	$19,106	$19,014	$25,518
12/31/2023	$18,671	$20,164	$19,997	$26,678
1/31/2024	$18,793	$20,185	$20,045	$27,126
2/29/2024	$19,732	$20,930	$20,670	$28,574
3/31/2024	$20,574	$21,976	$21,543	$29,494
4/30/2024	$19,688	$21,037	$20,740	$28,289
5/31/2024	$20,297	$21,704	$21,434	$29,692
6/30/2024	$20,349	$21,500	$21,470	$30,757
7/31/2024	$21,127	$22,599	$22,346	$31,132
8/31/2024	$21,605	$23,205	$22,894	$31,887
9/30/2024	$21,837	$23,527	$23,214	$32,568
10/31/2024	$22,004	$23,269	$22,981	$32,272
11/30/2024	$23,244	$24,754	$24,153	$34,167
12/31/2024	$21,813	$23,061	$22,828	$33,352
1/31/2025	$22,923	$24,129	$23,646	$34,281
2/28/2025	$22,841	$24,227	$23,773	$33,834
3/31/2025	$21,887	$23,554	$23,043	$31,928
4/30/2025	$21,547	$22,836	$22,399	$31,711
5/31/2025	$22,449	$23,638	$23,266	$33,707
6/30/2025	$23,258	$24,446	$24,075	$35,421
7/31/2025	$23,469	$24,586	$24,259	$36,216
8/31/2025	$23,950	$25,370	$25,011	$36,950
9/30/2025	$24,559	$25,749	$25,346	$38,299
10/31/2025	$24,406	$25,863	$25,221	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	10.92%	13.45%	9.33%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Lipper Equity Income Fund Average	9.75%	13.50%	9.69%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,315,939,356
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 19,411,246
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$6,315,939,356
# of Portfolio Holdings	70
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$19,411,246

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.66%
Consumer Discretionary	4.16%
Consumer Staples	6.50%
Energy	9.49%
Financials	22.74%
Health Care	11.89%
Industrials	18.55%
Information Technology	11.27%
Materials	5.78%
Utilities	4.26%
Repurchase Agreements	0.70%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054701
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class R3
Trading Symbol	LAFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 11.02%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Walmart Inc.

Top detractors from performance: Security selection within the Industrials sector detracted from relative performance, led by an overweight allocation to Cintas Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to UnitedHealth Group Incorporated.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,951	$10,038	$9,977	$10,030
12/31/2015	$9,751	$9,822	$9,773	$9,872
1/31/2016	$9,274	$9,315	$9,390	$9,382
2/29/2016	$9,343	$9,312	$9,435	$9,369
3/31/2016	$9,985	$9,983	$10,047	$10,005
4/30/2016	$10,090	$10,193	$10,148	$10,043
5/31/2016	$10,229	$10,351	$10,271	$10,224
6/30/2016	$10,294	$10,441	$10,393	$10,250
7/31/2016	$10,644	$10,744	$10,695	$10,628
8/31/2016	$10,679	$10,827	$10,687	$10,643
9/30/2016	$10,677	$10,804	$10,656	$10,645
10/31/2016	$10,557	$10,637	$10,458	$10,451
11/30/2016	$11,197	$11,245	$10,891	$10,838
12/31/2016	$11,417	$11,526	$11,129	$11,052
1/31/2017	$11,439	$11,608	$11,237	$11,262
2/28/2017	$11,961	$12,025	$11,595	$11,709
3/31/2017	$11,878	$11,902	$11,559	$11,723
4/30/2017	$11,923	$11,880	$11,661	$11,843
5/31/2017	$11,990	$11,868	$11,713	$12,010
6/30/2017	$12,109	$12,062	$11,823	$12,085
7/31/2017	$12,229	$12,223	$11,981	$12,333
8/31/2017	$12,071	$12,080	$11,899	$12,371
9/30/2017	$12,471	$12,438	$12,241	$12,626
10/31/2017	$12,584	$12,528	$12,379	$12,921
11/30/2017	$13,016	$12,912	$12,743	$13,317
12/31/2017	$13,220	$13,100	$12,904	$13,465
1/31/2018	$13,764	$13,607	$13,393	$14,236
2/28/2018	$13,153	$12,957	$12,786	$13,711
3/31/2018	$12,896	$12,729	$12,578	$13,363
4/30/2018	$12,913	$12,771	$12,634	$13,414
5/31/2018	$12,988	$12,847	$12,789	$13,737
6/30/2018	$12,951	$12,879	$12,831	$13,822
7/31/2018	$13,518	$13,389	$13,291	$14,336
8/31/2018	$13,763	$13,587	$13,502	$14,803
9/30/2018	$13,789	$13,614	$13,511	$14,887
10/31/2018	$13,076	$12,909	$12,755	$13,870
11/30/2018	$13,475	$13,294	$13,080	$14,153
12/31/2018	$12,209	$12,017	$11,971	$12,875
1/31/2019	$13,090	$12,953	$12,797	$13,906
2/28/2019	$13,507	$13,367	$13,176	$14,353
3/31/2019	$13,496	$13,452	$13,284	$14,632
4/30/2019	$13,962	$13,929	$13,701	$15,224
5/31/2019	$13,077	$13,033	$12,907	$14,257
6/30/2019	$14,002	$13,969	$13,703	$15,262
7/31/2019	$14,189	$14,085	$13,836	$15,481
8/31/2019	$13,805	$13,670	$13,574	$15,236
9/30/2019	$14,335	$14,158	$13,987	$15,521
10/31/2019	$14,448	$14,356	$14,134	$15,857
11/30/2019	$14,918	$14,800	$14,487	$16,432
12/31/2019	$15,264	$15,207	$14,878	$16,928
1/31/2020	$14,800	$14,880	$14,583	$16,922
2/29/2020	$13,321	$13,439	$13,254	$15,529
3/31/2020	$10,993	$11,142	$11,221	$13,611
4/30/2020	$12,170	$12,395	$12,408	$15,356
5/31/2020	$12,657	$12,820	$12,873	$16,087
6/30/2020	$12,697	$12,734	$12,948	$16,407
7/31/2020	$13,127	$13,238	$13,448	$17,332
8/31/2020	$13,724	$13,785	$14,007	$18,578
9/30/2020	$13,364	$13,447	$13,636	$17,872
10/31/2020	$13,059	$13,270	$13,391	$17,397
11/30/2020	$14,592	$15,055	$15,003	$19,301
12/31/2020	$15,029	$15,632	$15,509	$20,043
1/31/2021	$14,743	$15,489	$15,397	$19,841
2/28/2021	$15,522	$16,425	$16,014	$20,388
3/31/2021	$16,331	$17,392	$16,961	$21,281
4/30/2021	$17,122	$18,087	$17,620	$22,416
5/31/2021	$17,468	$18,509	$18,006	$22,573
6/30/2021	$17,240	$18,297	$17,934	$23,100
7/31/2021	$17,567	$18,444	$18,137	$23,649
8/31/2021	$18,062	$18,809	$18,504	$24,368
9/30/2021	$17,221	$18,155	$17,772	$23,234
10/31/2021	$18,335	$19,077	$18,749	$24,862
11/30/2021	$17,952	$18,404	$18,290	$24,690
12/31/2021	$19,000	$19,565	$19,412	$25,797
1/31/2022	$18,120	$19,110	$18,946	$24,462
2/28/2022	$17,782	$18,888	$18,660	$23,729
3/31/2022	$18,153	$19,421	$19,156	$24,610
4/30/2022	$16,994	$18,326	$18,169	$22,464
5/31/2022	$17,199	$18,682	$18,520	$22,505
6/30/2022	$15,994	$17,050	$17,120	$20,648
7/31/2022	$16,963	$18,180	$18,120	$22,552
8/31/2022	$16,499	$17,638	$17,569	$21,632
9/30/2022	$15,325	$16,092	$16,110	$19,640
10/31/2022	$16,744	$17,742	$17,641	$21,230
11/30/2022	$17,702	$18,850	$18,710	$22,416
12/31/2022	$17,082	$18,091	$17,968	$21,125
1/31/2023	$17,401	$19,028	$18,743	$22,452
2/28/2023	$16,983	$18,357	$18,176	$21,904
3/31/2023	$16,627	$18,273	$18,140	$22,708
4/30/2023	$16,881	$18,548	$18,377	$23,063
5/31/2023	$16,339	$17,832	$17,747	$23,163
6/30/2023	$17,270	$19,017	$18,820	$24,693
7/31/2023	$17,903	$19,686	$19,429	$25,487
8/31/2023	$17,592	$19,154	$18,981	$25,081
9/30/2023	$16,970	$18,415	$18,227	$23,885
10/31/2023	$16,625	$17,765	$17,749	$23,383
11/30/2023	$17,949	$19,106	$19,014	$25,518
12/31/2023	$18,836	$20,164	$19,997	$26,678
1/31/2024	$18,959	$20,185	$20,045	$27,126
2/29/2024	$19,908	$20,930	$20,670	$28,574
3/31/2024	$20,753	$21,976	$21,543	$29,494
4/30/2024	$19,868	$21,037	$20,740	$28,289
5/31/2024	$20,484	$21,704	$21,434	$29,692
6/30/2024	$20,542	$21,500	$21,470	$30,757
7/31/2024	$21,329	$22,599	$22,346	$31,132
8/31/2024	$21,801	$23,205	$22,894	$31,887
9/30/2024	$22,039	$23,527	$23,214	$32,568
10/31/2024	$22,208	$23,269	$22,981	$32,272
11/30/2024	$23,463	$24,754	$24,153	$34,167
12/31/2024	$22,026	$23,061	$22,828	$33,352
1/31/2025	$23,149	$24,129	$23,646	$34,281
2/28/2025	$23,066	$24,227	$23,773	$33,834
3/31/2025	$22,105	$23,554	$23,043	$31,928
4/30/2025	$21,761	$22,836	$22,399	$31,711
5/31/2025	$22,674	$23,638	$23,266	$33,707
6/30/2025	$23,500	$24,446	$24,075	$35,421
7/31/2025	$23,714	$24,586	$24,259	$36,216
8/31/2025	$24,201	$25,370	$25,011	$36,950
9/30/2025	$24,823	$25,749	$25,346	$38,299
10/31/2025	$24,656	$25,863	$25,221	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	11.02%	13.55%	9.44%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Lipper Equity Income Fund Average	9.75%	13.50%	9.69%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,315,939,356
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 19,411,246
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$6,315,939,356
# of Portfolio Holdings	70
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$19,411,246

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.66%
Consumer Discretionary	4.16%
Consumer Staples	6.50%
Energy	9.49%
Financials	22.74%
Health Care	11.89%
Industrials	18.55%
Information Technology	11.27%
Materials	5.78%
Utilities	4.26%
Repurchase Agreements	0.70%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000155435
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class R4
Trading Symbol	LAFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 11.32%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Walmart Inc.

Top detractors from performance: Security selection within the Industrials sector detracted from relative performance, led by an overweight allocation to Cintas Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to UnitedHealth Group Incorporated.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,951	$10,038	$9,977	$10,030
12/31/2015	$9,757	$9,822	$9,773	$9,872
1/31/2016	$9,280	$9,315	$9,390	$9,382
2/29/2016	$9,349	$9,312	$9,435	$9,369
3/31/2016	$10,004	$9,983	$10,047	$10,005
4/30/2016	$10,108	$10,193	$10,148	$10,043
5/31/2016	$10,247	$10,351	$10,271	$10,224
6/30/2016	$10,319	$10,441	$10,393	$10,250
7/31/2016	$10,669	$10,744	$10,695	$10,628
8/31/2016	$10,704	$10,827	$10,687	$10,643
9/30/2016	$10,701	$10,804	$10,656	$10,645
10/31/2016	$10,582	$10,637	$10,458	$10,451
11/30/2016	$11,237	$11,245	$10,891	$10,838
12/31/2016	$11,455	$11,526	$11,129	$11,052
1/31/2017	$11,477	$11,608	$11,237	$11,262
2/28/2017	$12,008	$12,025	$11,595	$11,709
3/31/2017	$11,922	$11,902	$11,559	$11,723
4/30/2017	$11,975	$11,880	$11,661	$11,843
5/31/2017	$12,042	$11,868	$11,713	$12,010
6/30/2017	$12,163	$12,062	$11,823	$12,085
7/31/2017	$12,291	$12,223	$11,981	$12,333
8/31/2017	$12,132	$12,080	$11,899	$12,371
9/30/2017	$12,535	$12,438	$12,241	$12,626
10/31/2017	$12,649	$12,528	$12,379	$12,921
11/30/2017	$13,091	$12,912	$12,743	$13,317
12/31/2017	$13,297	$13,100	$12,904	$13,465
1/31/2018	$13,845	$13,607	$13,393	$14,236
2/28/2018	$13,230	$12,957	$12,786	$13,711
3/31/2018	$12,980	$12,729	$12,578	$13,363
4/30/2018	$12,997	$12,771	$12,634	$13,414
5/31/2018	$13,073	$12,847	$12,789	$13,737
6/30/2018	$13,045	$12,879	$12,831	$13,822
7/31/2018	$13,615	$13,389	$13,291	$14,336
8/31/2018	$13,862	$13,587	$13,502	$14,803
9/30/2018	$13,889	$13,614	$13,511	$14,887
10/31/2018	$13,170	$12,909	$12,755	$13,870
11/30/2018	$13,572	$13,294	$13,080	$14,153
12/31/2018	$12,305	$12,017	$11,971	$12,875
1/31/2019	$13,193	$12,953	$12,797	$13,906
2/28/2019	$13,614	$13,367	$13,176	$14,353
3/31/2019	$13,602	$13,452	$13,284	$14,632
4/30/2019	$14,072	$13,929	$13,701	$15,224
5/31/2019	$13,188	$13,033	$12,907	$14,257
6/30/2019	$14,121	$13,969	$13,703	$15,262
7/31/2019	$14,310	$14,085	$13,836	$15,481
8/31/2019	$13,932	$13,670	$13,574	$15,236
9/30/2019	$14,466	$14,158	$13,987	$15,521
10/31/2019	$14,580	$14,356	$14,134	$15,857
11/30/2019	$15,055	$14,800	$14,487	$16,432
12/31/2019	$15,414	$15,207	$14,878	$16,928
1/31/2020	$14,955	$14,880	$14,583	$16,922
2/29/2020	$13,450	$13,439	$13,254	$15,529
3/31/2020	$11,106	$11,142	$11,221	$13,611
4/30/2020	$12,297	$12,395	$12,408	$15,356
5/31/2020	$12,799	$12,820	$12,873	$16,087
6/30/2020	$12,839	$12,734	$12,948	$16,407
7/31/2020	$13,275	$13,238	$13,448	$17,332
8/31/2020	$13,879	$13,785	$14,007	$18,578
9/30/2020	$13,513	$13,447	$13,636	$17,872
10/31/2020	$13,214	$13,270	$13,391	$17,397
11/30/2020	$14,778	$15,055	$15,003	$19,301
12/31/2020	$15,220	$15,632	$15,509	$20,043
1/31/2021	$14,930	$15,489	$15,397	$19,841
2/28/2021	$15,719	$16,425	$16,014	$20,388
3/31/2021	$16,551	$17,392	$16,961	$21,281
4/30/2021	$17,343	$18,087	$17,620	$22,416
5/31/2021	$17,704	$18,509	$18,006	$22,573
6/30/2021	$17,474	$18,297	$17,934	$23,100
7/31/2021	$17,816	$18,444	$18,137	$23,649
8/31/2021	$18,319	$18,809	$18,504	$24,368
9/30/2021	$17,466	$18,155	$17,772	$23,234
10/31/2021	$18,598	$19,077	$18,749	$24,862
11/30/2021	$18,220	$18,404	$18,290	$24,690
12/31/2021	$19,285	$19,565	$19,412	$25,797
1/31/2022	$18,401	$19,110	$18,946	$24,462
2/28/2022	$18,058	$18,888	$18,660	$23,729
3/31/2022	$18,436	$19,421	$19,156	$24,610
4/30/2022	$17,267	$18,326	$18,169	$22,464
5/31/2022	$17,476	$18,682	$18,520	$22,505
6/30/2022	$16,251	$17,050	$17,120	$20,648
7/31/2022	$17,238	$18,180	$18,120	$22,552
8/31/2022	$16,776	$17,638	$17,569	$21,632
9/30/2022	$15,580	$16,092	$16,110	$19,640
10/31/2022	$17,035	$17,742	$17,641	$21,230
11/30/2022	$18,013	$18,850	$18,710	$22,416
12/31/2022	$17,380	$18,091	$17,968	$21,125
1/31/2023	$17,717	$19,028	$18,743	$22,452
2/28/2023	$17,279	$18,357	$18,176	$21,904
3/31/2023	$16,926	$18,273	$18,140	$22,708
4/30/2023	$17,185	$18,548	$18,377	$23,063
5/31/2023	$16,645	$17,832	$17,747	$23,163
6/30/2023	$17,596	$19,017	$18,820	$24,693
7/31/2023	$18,241	$19,686	$19,429	$25,487
8/31/2023	$17,924	$19,154	$18,981	$25,081
9/30/2023	$17,300	$18,415	$18,227	$23,885
10/31/2023	$16,948	$17,765	$17,749	$23,383
11/30/2023	$18,312	$19,106	$19,014	$25,518
12/31/2023	$19,217	$20,164	$19,997	$26,678
1/31/2024	$19,342	$20,185	$20,045	$27,126
2/29/2024	$20,313	$20,930	$20,670	$28,574
3/31/2024	$21,189	$21,976	$21,543	$29,494
4/30/2024	$20,284	$21,037	$20,740	$28,289
5/31/2024	$20,914	$21,704	$21,434	$29,692
6/30/2024	$20,975	$21,500	$21,470	$30,757
7/31/2024	$21,780	$22,599	$22,346	$31,132
8/31/2024	$22,275	$23,205	$22,894	$31,887
9/30/2024	$22,522	$23,527	$23,214	$32,568
10/31/2024	$22,706	$23,269	$22,981	$32,272
11/30/2024	$23,991	$24,754	$24,153	$34,167
12/31/2024	$22,522	$23,061	$22,828	$33,352
1/31/2025	$23,673	$24,129	$23,646	$34,281
2/28/2025	$23,600	$24,227	$23,773	$33,834
3/31/2025	$22,618	$23,554	$23,043	$31,928
4/30/2025	$22,278	$22,836	$22,399	$31,711
5/31/2025	$23,214	$23,638	$23,266	$33,707
6/30/2025	$24,062	$24,446	$24,075	$35,421
7/31/2025	$24,282	$24,586	$24,259	$36,216
8/31/2025	$24,782	$25,370	$25,011	$36,950
9/30/2025	$25,422	$25,749	$25,346	$38,299
10/31/2025	$25,276	$25,863	$25,221	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R4 at NAV	11.32%	13.85%	9.72%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Lipper Equity Income Fund Average	9.75%	13.50%	9.69%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,315,939,356
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 19,411,246
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$6,315,939,356
# of Portfolio Holdings	70
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$19,411,246

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.66%
Consumer Discretionary	4.16%
Consumer Staples	6.50%
Energy	9.49%
Financials	22.74%
Health Care	11.89%
Industrials	18.55%
Information Technology	11.27%
Materials	5.78%
Utilities	4.26%
Repurchase Agreements	0.70%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000155436
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class R5
Trading Symbol	LAFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 11.60%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Walmart Inc.

Top detractors from performance: Security selection within the Industrials sector detracted from relative performance, led by an overweight allocation to Cintas Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to UnitedHealth Group Incorporated.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,958	$10,038	$9,977	$10,030
12/31/2015	$9,764	$9,822	$9,773	$9,872
1/31/2016	$9,289	$9,315	$9,390	$9,382
2/29/2016	$9,358	$9,312	$9,435	$9,369
3/31/2016	$10,016	$9,983	$10,047	$10,005
4/30/2016	$10,120	$10,193	$10,148	$10,043
5/31/2016	$10,266	$10,351	$10,271	$10,224
6/30/2016	$10,337	$10,441	$10,393	$10,250
7/31/2016	$10,686	$10,744	$10,695	$10,628
8/31/2016	$10,728	$10,827	$10,687	$10,643
9/30/2016	$10,725	$10,804	$10,656	$10,645
10/31/2016	$10,613	$10,637	$10,458	$10,451
11/30/2016	$11,267	$11,245	$10,891	$10,838
12/31/2016	$11,487	$11,526	$11,129	$11,052
1/31/2017	$11,517	$11,608	$11,237	$11,262
2/28/2017	$12,047	$12,025	$11,595	$11,709
3/31/2017	$11,970	$11,902	$11,559	$11,723
4/30/2017	$12,023	$11,880	$11,661	$11,843
5/31/2017	$12,091	$11,868	$11,713	$12,010
6/30/2017	$12,216	$12,062	$11,823	$12,085
7/31/2017	$12,345	$12,223	$11,981	$12,333
8/31/2017	$12,193	$12,080	$11,899	$12,371
9/30/2017	$12,595	$12,438	$12,241	$12,626
10/31/2017	$12,716	$12,528	$12,379	$12,921
11/30/2017	$13,158	$12,912	$12,743	$13,317
12/31/2017	$13,370	$13,100	$12,904	$13,465
1/31/2018	$13,925	$13,607	$13,393	$14,236
2/28/2018	$13,311	$12,957	$12,786	$13,711
3/31/2018	$13,060	$12,729	$12,578	$13,363
4/30/2018	$13,077	$12,771	$12,634	$13,414
5/31/2018	$13,154	$12,847	$12,789	$13,737
6/30/2018	$13,133	$12,879	$12,831	$13,822
7/31/2018	$13,713	$13,389	$13,291	$14,336
8/31/2018	$13,968	$13,587	$13,502	$14,803
9/30/2018	$13,995	$13,614	$13,511	$14,887
10/31/2018	$13,275	$12,909	$12,755	$13,870
11/30/2018	$13,678	$13,294	$13,080	$14,153
12/31/2018	$12,408	$12,017	$11,971	$12,875
1/31/2019	$13,298	$12,953	$12,797	$13,906
2/28/2019	$13,729	$13,367	$13,176	$14,353
3/31/2019	$13,726	$13,452	$13,284	$14,632
4/30/2019	$14,207	$13,929	$13,701	$15,224
5/31/2019	$13,311	$13,033	$12,907	$14,257
6/30/2019	$14,255	$13,969	$13,703	$15,262
7/31/2019	$14,454	$14,085	$13,836	$15,481
8/31/2019	$14,065	$13,670	$13,574	$15,236
9/30/2019	$14,620	$14,158	$13,987	$15,521
10/31/2019	$14,734	$14,356	$14,134	$15,857
11/30/2019	$15,211	$14,800	$14,487	$16,432
12/31/2019	$15,581	$15,207	$14,878	$16,928
1/31/2020	$15,120	$14,880	$14,583	$16,922
2/29/2020	$13,599	$13,439	$13,254	$15,529
3/31/2020	$11,235	$11,142	$11,221	$13,611
4/30/2020	$12,432	$12,395	$12,408	$15,356
5/31/2020	$12,947	$12,820	$12,873	$16,087
6/30/2020	$12,984	$12,734	$12,948	$16,407
7/31/2020	$13,442	$13,238	$13,448	$17,332
8/31/2020	$14,049	$13,785	$14,007	$18,578
9/30/2020	$13,680	$13,447	$13,636	$17,872
10/31/2020	$13,380	$13,270	$13,391	$17,397
11/30/2020	$14,962	$15,055	$15,003	$19,301
12/31/2020	$15,416	$15,632	$15,509	$20,043
1/31/2021	$15,124	$15,489	$15,397	$19,841
2/28/2021	$15,929	$16,425	$16,014	$20,388
3/31/2021	$16,775	$17,392	$16,961	$21,281
4/30/2021	$17,593	$18,087	$17,620	$22,416
5/31/2021	$17,957	$18,509	$18,006	$22,573
6/30/2021	$17,725	$18,297	$17,934	$23,100
7/31/2021	$18,070	$18,444	$18,137	$23,649
8/31/2021	$18,587	$18,809	$18,504	$24,368
9/30/2021	$17,728	$18,155	$17,772	$23,234
10/31/2021	$18,880	$19,077	$18,749	$24,862
11/30/2021	$18,498	$18,404	$18,290	$24,690
12/31/2021	$19,584	$19,565	$19,412	$25,797
1/31/2022	$18,692	$19,110	$18,946	$24,462
2/28/2022	$18,346	$18,888	$18,660	$23,729
3/31/2022	$18,739	$19,421	$19,156	$24,610
4/30/2022	$17,549	$18,326	$18,169	$22,464
5/31/2022	$17,770	$18,682	$18,520	$22,505
6/30/2022	$16,524	$17,050	$17,120	$20,648
7/31/2022	$17,531	$18,180	$18,120	$22,552
8/31/2022	$17,064	$17,638	$17,569	$21,632
9/30/2022	$15,859	$16,092	$16,110	$19,640
10/31/2022	$17,340	$17,742	$17,641	$21,230
11/30/2022	$18,338	$18,850	$18,710	$22,416
12/31/2022	$17,698	$18,091	$17,968	$21,125
1/31/2023	$18,038	$19,028	$18,743	$22,452
2/28/2023	$17,596	$18,357	$18,176	$21,904
3/31/2023	$17,239	$18,273	$18,140	$22,708
4/30/2023	$17,513	$18,548	$18,377	$23,063
5/31/2023	$16,966	$17,832	$17,747	$23,163
6/30/2023	$17,939	$19,017	$18,820	$24,693
7/31/2023	$18,603	$19,686	$19,429	$25,487
8/31/2023	$18,283	$19,154	$18,981	$25,081
9/30/2023	$17,652	$18,415	$18,227	$23,885
10/31/2023	$17,283	$17,765	$17,749	$23,383
11/30/2023	$18,687	$19,106	$19,014	$25,518
12/31/2023	$19,614	$20,164	$19,997	$26,678
1/31/2024	$19,753	$20,185	$20,045	$27,126
2/29/2024	$20,748	$20,930	$20,670	$28,574
3/31/2024	$21,636	$21,976	$21,543	$29,494
4/30/2024	$20,719	$21,037	$20,740	$28,289
5/31/2024	$21,369	$21,704	$21,434	$29,692
6/30/2024	$21,432	$21,500	$21,470	$30,757
7/31/2024	$22,272	$22,599	$22,346	$31,132
8/31/2024	$22,786	$23,205	$22,894	$31,887
9/30/2024	$23,038	$23,527	$23,214	$32,568
10/31/2024	$23,225	$23,269	$22,981	$32,272
11/30/2024	$24,541	$24,754	$24,153	$34,167
12/31/2024	$23,053	$23,061	$22,828	$33,352
1/31/2025	$24,234	$24,129	$23,646	$34,281
2/28/2025	$24,160	$24,227	$23,773	$33,834
3/31/2025	$23,165	$23,554	$23,043	$31,928
4/30/2025	$22,808	$22,836	$22,399	$31,711
5/31/2025	$23,783	$23,638	$23,266	$33,707
6/30/2025	$24,646	$24,446	$24,075	$35,421
7/31/2025	$24,882	$24,586	$24,259	$36,216
8/31/2025	$25,402	$25,370	$25,011	$36,950
9/30/2025	$26,069	$25,749	$25,346	$38,299
10/31/2025	$25,920	$25,863	$25,221	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R5 at NAV	11.60%	14.14%	9.99%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Lipper Equity Income Fund Average	9.75%	13.50%	9.69%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,315,939,356
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 19,411,246
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$6,315,939,356
# of Portfolio Holdings	70
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$19,411,246

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.66%
Consumer Discretionary	4.16%
Consumer Staples	6.50%
Energy	9.49%
Financials	22.74%
Health Care	11.89%
Industrials	18.55%
Information Technology	11.27%
Materials	5.78%
Utilities	4.26%
Repurchase Agreements	0.70%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000155437
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class R6
Trading Symbol	LAFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Fund returned 11.59%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 11.15% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 21.45% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September and October, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Broadcom Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Walmart Inc.

Top detractors from performance: Security selection within the Industrials sector detracted from relative performance, led by an overweight allocation to Cintas Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to UnitedHealth Group Incorporated.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 1000 Value Index	Lipper Equity Income Fund Average	S&P 500 Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,951	$10,038	$9,977	$10,030
12/31/2015	$9,759	$9,822	$9,773	$9,872
1/31/2016	$9,290	$9,315	$9,390	$9,382
2/29/2016	$9,359	$9,312	$9,435	$9,369
3/31/2016	$10,011	$9,983	$10,047	$10,005
4/30/2016	$10,122	$10,193	$10,148	$10,043
5/31/2016	$10,268	$10,351	$10,271	$10,224
6/30/2016	$10,340	$10,441	$10,393	$10,250
7/31/2016	$10,696	$10,744	$10,695	$10,628
8/31/2016	$10,731	$10,827	$10,687	$10,643
9/30/2016	$10,736	$10,804	$10,656	$10,645
10/31/2016	$10,617	$10,637	$10,458	$10,451
11/30/2016	$11,271	$11,245	$10,891	$10,838
12/31/2016	$11,499	$11,526	$11,129	$11,052
1/31/2017	$11,521	$11,608	$11,237	$11,262
2/28/2017	$12,059	$12,025	$11,595	$11,709
3/31/2017	$11,975	$11,902	$11,559	$11,723
4/30/2017	$12,028	$11,880	$11,661	$11,843
5/31/2017	$12,103	$11,868	$11,713	$12,010
6/30/2017	$12,229	$12,062	$11,823	$12,085
7/31/2017	$12,358	$12,223	$11,981	$12,333
8/31/2017	$12,207	$12,080	$11,899	$12,371
9/30/2017	$12,608	$12,438	$12,241	$12,626
10/31/2017	$12,730	$12,528	$12,379	$12,921
11/30/2017	$13,172	$12,912	$12,743	$13,317
12/31/2017	$13,393	$13,100	$12,904	$13,465
1/31/2018	$13,948	$13,607	$13,393	$14,236
2/28/2018	$13,334	$12,957	$12,786	$13,711
3/31/2018	$13,076	$12,729	$12,578	$13,363
4/30/2018	$13,102	$12,771	$12,634	$13,414
5/31/2018	$13,178	$12,847	$12,789	$13,737
6/30/2018	$13,150	$12,879	$12,831	$13,822
7/31/2018	$13,738	$13,389	$13,291	$14,336
8/31/2018	$13,994	$13,587	$13,502	$14,803
9/30/2018	$14,022	$13,614	$13,511	$14,887
10/31/2018	$13,293	$12,909	$12,755	$13,870
11/30/2018	$13,704	$13,294	$13,080	$14,153
12/31/2018	$12,426	$12,017	$11,971	$12,875
1/31/2019	$13,325	$12,953	$12,797	$13,906
2/28/2019	$13,756	$13,367	$13,176	$14,353
3/31/2019	$13,754	$13,452	$13,284	$14,632
4/30/2019	$14,235	$13,929	$13,701	$15,224
5/31/2019	$13,339	$13,033	$12,907	$14,257
6/30/2019	$14,284	$13,969	$13,703	$15,262
7/31/2019	$14,483	$14,085	$13,836	$15,481
8/31/2019	$14,104	$13,670	$13,574	$15,236
9/30/2019	$14,650	$14,158	$13,987	$15,521
10/31/2019	$14,774	$14,356	$14,134	$15,857
11/30/2019	$15,250	$14,800	$14,487	$16,432
12/31/2019	$15,621	$15,207	$14,878	$16,928
1/31/2020	$15,160	$14,880	$14,583	$16,922
2/29/2020	$13,639	$13,439	$13,254	$15,529
3/31/2020	$11,266	$11,142	$11,221	$13,611
4/30/2020	$12,473	$12,395	$12,408	$15,356
5/31/2020	$12,987	$12,820	$12,873	$16,087
6/30/2020	$13,026	$12,734	$12,948	$16,407
7/31/2020	$13,484	$13,238	$13,448	$17,332
8/31/2020	$14,102	$13,785	$14,007	$18,578
9/30/2020	$13,734	$13,447	$13,636	$17,872
10/31/2020	$13,434	$13,270	$13,391	$17,397
11/30/2020	$15,017	$15,055	$15,003	$19,301
12/31/2020	$15,472	$15,632	$15,509	$20,043
1/31/2021	$15,180	$15,489	$15,397	$19,841
2/28/2021	$15,996	$16,425	$16,014	$20,388
3/31/2021	$16,844	$17,392	$16,961	$21,281
4/30/2021	$17,662	$18,087	$17,620	$22,416
5/31/2021	$18,026	$18,509	$18,006	$22,573
6/30/2021	$17,797	$18,297	$17,934	$23,100
7/31/2021	$18,141	$18,444	$18,137	$23,649
8/31/2021	$18,669	$18,809	$18,504	$24,368
9/30/2021	$17,802	$18,155	$17,772	$23,234
10/31/2021	$18,964	$19,077	$18,749	$24,862
11/30/2021	$18,582	$18,404	$18,290	$24,690
12/31/2021	$19,671	$19,565	$19,412	$25,797
1/31/2022	$18,768	$19,110	$18,946	$24,462
2/28/2022	$18,432	$18,888	$18,660	$23,729
3/31/2022	$18,828	$19,421	$19,156	$24,610
4/30/2022	$17,636	$18,326	$18,169	$22,464
5/31/2022	$17,847	$18,682	$18,520	$22,505
6/30/2022	$16,602	$17,050	$17,120	$20,648
7/31/2022	$17,620	$18,180	$18,120	$22,552
8/31/2022	$17,154	$17,638	$17,569	$21,632
9/30/2022	$15,939	$16,092	$16,110	$19,640
10/31/2022	$17,422	$17,742	$17,641	$21,230
11/30/2022	$18,431	$18,850	$18,710	$22,416
12/31/2022	$17,794	$18,091	$17,968	$21,125
1/31/2023	$18,134	$19,028	$18,743	$22,452
2/28/2023	$17,703	$18,357	$18,176	$21,904
3/31/2023	$17,336	$18,273	$18,140	$22,708
4/30/2023	$17,610	$18,548	$18,377	$23,063
5/31/2023	$17,062	$17,832	$17,747	$23,163
6/30/2023	$18,037	$19,017	$18,820	$24,693
7/31/2023	$18,702	$19,686	$19,429	$25,487
8/31/2023	$18,381	$19,154	$18,981	$25,081
9/30/2023	$17,750	$18,415	$18,227	$23,885
10/31/2023	$17,393	$17,765	$17,749	$23,383
11/30/2023	$18,798	$19,106	$19,014	$25,518
12/31/2023	$19,726	$20,164	$19,997	$26,678
1/31/2024	$19,865	$20,185	$20,045	$27,126
2/29/2024	$20,873	$20,930	$20,670	$28,574
3/31/2024	$21,773	$21,976	$21,543	$29,494
4/30/2024	$20,843	$21,037	$20,740	$28,289
5/31/2024	$21,494	$21,704	$21,434	$29,692
6/30/2024	$21,569	$21,500	$21,470	$30,757
7/31/2024	$22,410	$22,599	$22,346	$31,132
8/31/2024	$22,924	$23,205	$22,894	$31,887
9/30/2024	$23,176	$23,527	$23,214	$32,568
10/31/2024	$23,376	$23,269	$22,981	$32,272
11/30/2024	$24,705	$24,754	$24,153	$34,167
12/31/2024	$23,204	$23,061	$22,828	$33,352
1/31/2025	$24,397	$24,129	$23,646	$34,281
2/28/2025	$24,311	$24,227	$23,773	$33,834
3/31/2025	$23,316	$23,554	$23,043	$31,928
4/30/2025	$22,958	$22,836	$22,399	$31,711
5/31/2025	$23,933	$23,638	$23,266	$33,707
6/30/2025	$24,810	$24,446	$24,075	$35,421
7/31/2025	$25,058	$24,586	$24,259	$36,216
8/31/2025	$25,578	$25,370	$25,011	$36,950
9/30/2025	$26,246	$25,749	$25,346	$38,299
10/31/2025	$26,085	$25,863	$25,221	$39,196

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6 at NAV	11.59%	14.19%	10.06%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Lipper Equity Income Fund Average	9.75%	13.50%	9.69%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,315,939,356
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 19,411,246
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2025)
Total Net Assets	$6,315,939,356
# of Portfolio Holdings	70
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$19,411,246

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.66%
Consumer Discretionary	4.16%
Consumer Staples	6.50%
Energy	9.49%
Financials	22.74%
Health Care	11.89%
Industrials	18.55%
Information Technology	11.27%
Materials	5.78%
Utilities	4.26%
Repurchase Agreements	0.70%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388